Intangible Assets - Product Development - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 894
Impairment	(15)	£ (19)
Ending Balance	975	894
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,698	2,514
Exchange differences	235	0
Additions	357	287
Disposals and retirements	(191)	(92)
Disposal of subsidiary	(186)	(9)
Transfers	5	(2)
Ending Balance	2,918	2,698
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,804)	(1,609)
Exchange differences	(174)	(3)
Charge for the year	(288)	(260)
Impairment	(15)	(19)
Disposals and retirements	191	92
Disposal of subsidiary	147	3
Transfers	0	(8)
Ending Balance	£ (1,943)	£ (1,804)